Property, plant and equipment	12 Months Ended
Dec. 31, 2019
Property, plant and equipment.
Property, plant and equipment

10.    Property, plant and equipment

At December 31, 2019 and 2018, the acquisition or manufacturing costs and the accumulated depreciation of property, plant and equipment consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassifications	Disposals	2019

Land	58,887	802	2,824	466	3,153	(2,140)	63,992
Buildings and improvements	3,311,704	65,782	10,648	43,560	296,276	(83,533)	3,644,437
Machinery and equipment	4,541,906	59,529	86,743	569,352	127,613	(245,487)	5,139,656
Machinery, equipment and rental equipment under capitalized leases	89,734	2,151	—	—	(91,885)	—	—
Construction in progress	505,168	7,692	(1,167)	368,577	(366,895)	(4,093)	509,282
Property, plant and equipment	8,507,399	135,956	99,048	981,955	(31,738)	(335,253)	9,357,367

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2018	translation	group	Additions	Reclassifications	Disposals	2018

Land	56,540	2,299	358	605	490	(1,405)	58,887
Buildings and improvements	2,881,688	108,998	692	67,272	328,718	(75,664)	3,311,704
Machinery and equipment	4,174,027	96,766	(2,576)	465,117	29,325	(220,753)	4,541,906
Machinery, equipment and rental equipment under capitalized leases	80,916	3,880	(98)	6,259	665	(1,888)	89,734
Construction in progress	462,226	6,759	4,519	419,347	(387,131)	(552)	505,168
Property, plant and equipment	7,655,397	218,702	2,895	958,600	(27,933)	(300,262)	8,507,399

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassifications	Disposals	2019

Land	1,295	19	—	20	—	(2)	1,332
Buildings and improvements	1,818,053	32,818	(8,312)	255,683	8,805	(54,227)	2,052,820
Machinery and equipment	2,798,709	34,291	(7,023)	461,947	24,591	(199,581)	3,112,934
Machinery, equipment and rental equipment under capitalized leases	53,332	1,334	—	—	(54,666)	—	—
Construction in progress	—	—	—	—	—	—	—
Property, plant and equipment	4,671,389	68,462	(15,335)	717,650	(21,270)	(253,810)	5,167,086

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2018	translation	group	Additions	Reclassifications	Disposals	2018

Land	1,239	38	—	—	—	18	1,295
Buildings and improvements	1,580,103	65,251	(1,484)	221,866	(786)	(46,897)	1,818,053
Machinery and equipment	2,538,436	58,817	(4,278)	400,439	(13,986)	(180,719)	2,798,709
Machinery, equipment and rental equipment under capitalized leases	43,848	2,485	(289)	9,118	30	(1,860)	53,332
Construction in progress	—	—	—	—	—	—	—
Property, plant and equipment	4,163,626	126,591	(6,051)	631,423	(14,742)	(229,458)	4,671,389

Book value

in € THOUS

	December 31,	December 31,
	2019	2018

Land	62,660	57,592
Buildings and improvements	1,591,617	1,493,651
Machinery and equipment	2,026,722	1,743,197
Machinery, equipment and rental equipment under capitalized leases	—	36,402
Construction in progress	509,282	505,168
Property, plant and equipment	4,190,281	3,836,010

Depreciation expense for property, plant and equipment amounted to €717,650,  €631,423 and €622,706 for the years ended December 31, 2019, 2018, and 2017, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €62,787 of property, plant and equipment, of which €60,190 is committed at December 31, 2019 for 2020. The terms of these agreements run 1 to 5 years.

Included in machinery and equipment at December 31, 2019 and 2018 were €775,601 and €731,427, respectively, of peritoneal dialysis cycler machines which the Company leases to customers with end-stage renal disease on a month-to-month basis and hemodialysis machines which the Company leases to physicians under operating leases.

At December 31, 2019 and 2018, the hyperinflationary effects on property, plant and equipment consisted of the following:

Effect of hyperinflation in Argentina

in € THOUS

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2019

Land	2,307	—	2,307
Buildings and improvements	20,652	7,802	12,850
Machinery and equipment	33,237	21,470	11,767
Machinery, equipment and rental equipment under capitalized leases	—	—	—
Construction in progress	1,108	—	1,108
Property, plant and equipment	57,304	29,272	28,032

	Acquisition or	Accumulated	December 31,
	manufacturing costs	depreciation	2018

Land	1,581	—	1,581
Buildings and improvements	13,575	5,454	8,121
Machinery and equipment	21,821	15,321	6,500
Machinery, equipment and rental equipment under capitalized leases	—	—	—
Construction in progress	656	—	656
Property, plant and equipment	37,633	20,775	16,858